Postretirement Benefit Plans - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018 USD ($) Company Participant	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Amount included in statement of operations		$ 105,000,000	$ 97,000,000	$ 102,000,000
Defined contribution plans		49,000,000	42,000,000	44,000,000
PME multi-employer plans		30,000,000	31,000,000	32,000,000
Total (benefit) cost of defined-benefit plans		26,000,000	(1,000,000)	26,000,000
Ongoing cost		$ 26,000,000	24,000,000	27,000,000
Gain on curtailments and settlements			25,000,000	$ 1,000,000
Increase in discount rate		1.00%
Increase in net periodic pension cost		$ 3,000,000
Decrease in discount rate		1.00%
Decrease in net periodic pension cost		$ 3,000,000
Estimated net actuarial loss (gain)		3,000,000
Estimated prior service cost		0
Pension plan assets		201,000,000
Employer contribution to defined-benefit pension plans		12,000,000
Expected cash payments to unfunded plans		8,000,000
Accumulated postretirement health care benefit obligation		11,000,000	$ 14,000,000
German and Japanese [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Pension plan assets		$ 179,000,000
PME Multi-Employer Plan [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Number of companies | Company		1,376
Number of participants | Participant		625,000
Contribution rate		25.35%
PME Multi-Employer Plan [Member] | Scenario, Forecast [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Contribution rate	25.02%